Retirement Employee Benefits - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Defined Benefit Plans [Line Items]
Employer contribution percentage	2.00%
Defined contribution plan expense	$ 8,669	$ 8,016	$ 7,162
Interest rate curve of government bonds tenure	30 years
Average life expectancy	65 years
Male average life expectancy	17 years
Female average life expectancy	19 years
Discount Rate Assumption [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Increase decrease in basis points	1.00%
Liability for retirement impacted	$ 19,109